Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	8 Months Ended		4 Months Ended	12 Months Ended			10 Months Ended
	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2013 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 Building TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.
Property, Plant and Equipment [Line Items]
Purchase accounting fair value increase adjustment						$ 21.3
Accumulated depreciation	26.4	37.9		342.3			26.4	37.9	0
Depreciation expense	$ 26.7		$ 12.4	$ 39.3	$ 39.6		$ 26.7